Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Schedule of details of provisions
The detail of Provisions in the consolidated balance sheets is as follows:

EUR million
	2024	2023	2022
Provision for pensions and other obligations post-employments	1,731	2,225	2,392
Other long term employee benefits	915	880	950
Provisions for taxes and other legal contingencies	2,717	2,715	2,074
Contingent liabilities and commitments (note 2.o)	710	702	734
Other provisions	2,334	1,919	1,999
Provisions	8,407	8,441	8,149

Schedule of changes in provision
The changes in 'Provisions' in the last three years were as follows:

EUR million
	2024
	Post employment plans	Long term employee benefits	Contingent liabilities and commitments	Other provisions	Total
Balances at beginning of year	2,225	880	702	4,634	8,441
Incorporation of Group companies, net	—	—	—	—	—
Additions charged to income	96	368	41	3,530	4,035
Interest expense (note 39)	77	29	—	—	106
Staff costs (note 46)	35	11	—	—	46
Provisions or reversion of provisions	(16)	328	41	3,530	3,883
Addition	5	335	502	4,931	5,773
Release	(21)	(7)	(461)	(1,401)	(1,890)
Other additions arising from insurance contracts linked to pensions	(2)	—	—	—	(2)
Changes in value recognised in equity	643	—	—	—	643
Payments to pensioners and pre-retirees with a charge to internal provisions	(153)	(331)	—	—	(484)
Insurance premiums paid	—	—	—	—	—
Payments to external funds	(708)	—	—	—	(708)
Amounts used	—	—	—	(2,490)	(2,490)
Transfer, exchange differences and other changes	(370)	(2)	(33)	(623)	(1,028)
Balances at end of year	1,731	915	710	5,051	8,407

EUR million
	2023					2022
	Post employment plans	Long term employee benefits	Contingent liabilities and commitments	Other provisions	Total	Post employment plans	Long term employee benefits	Contingent liabilities and commitments	Other provisions	Total
Balances at beginning of year	2,392	950	734	4,073	8,149	3,185	1,242	733	4,423	9,583
Incorporation of Group companies, net	(4)	—	—	—	(4)	—	—	—	—	—
Additions charged to income	93	244	(24)	2,501	2,814	128	69	(27)	1,876	2,046
Interest expense (note 39)	60	34	—	—	94	73	27	—	—	100
Staff costs (note 46)	33	9	—	—	42	57	8	—	—	65
Provisions or reversion of provisions	—	201	(24)	2,501	2,678	(2)	34	(27)	1,876	1,881
Addition	3	204	392	4,013	4,612	10	105	618	3,484	4,217
Release	(3)	(3)	(416)	(1,512)	(1,934)	(12)	(71)	(645)	(1,608)	(2,336)
Other additions arising from insurance contracts linked to pensions	—	—	—	—	—	(33)	—	—	—	(33)
Changes in value recognised in equity	944	—	—	—	944	242	—	—	—	242
Payments to pensioners and pre-retirees with a charge to internal provisions	(182)	(316)	—	—	(498)	(229)	(363)	—	—	(592)
Insurance premiums paid	—	—	—	—	—	(3)	—	—	—	(3)
Payments to external funds	(750)	—	—	—	(750)	(451)	—	—	—	(451)
Amounts used	—	—	(1)	(2,087)	(2,088)	—	—	—	(2,817)	(2,817)
Transfer, exchange differences and other changes	(268)	2	(7)	147	(126)	(447)	2	28	591	174
Balances at end of year	2,225	880	702	4,634	8,441	2,392	950	734	4,073	8,149

Schedule of provision for pensions and similar obligations
The detail of Provisions for pensions and similar obligations is as follows:

EUR million
	2024	2023	2022
Provisions for post-employment plans - Spanish entities	674	770	1,245
Provisions for other similar obligations - Spanish entities	852	817	895
Of which pre-retirements	839	805	884
Provisions for post-employment plans - United Kingdom	28	76	29
Provisions for post-employment plans - Other subsidiaries	1,029	1,379	1,118
Provisions for other similar obligations - Other subsidiaries	63	63	55
Provision for pensions and other obligations post -employments and Other long term employee benefits	2,646	3,105	3,342
Of which defined benefits	2,638	3,097	3,335

Schedule of actuarial assumptions used to calculate defined benefit obligations	Specifically, the most significant actuarial assumptions used in the calculations were as follows:

	Post-employment plans			Other similar obligations
	2024	2023	2022	2024	2023	2022
Annual discount rate	3.00%	3.35%	3.80%	3.00%	3.35%	3.80%
Mortality tables	PER2020 M/F Col. Orden 1	PER2020 M/F Col. Orden 1	PER2020 M/F Col. Orden 1	PER2020 M/F Col. Orden 1	PER2020 M/F Col. Orden 1	PER2020 M/F Col. Orden 1
Cumulative annual CPI growth	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Annual salary increase rate	1.25%A	1.25%A	1.25%A	N/A	N/A	N/A
Annual social security pension increase rate	2.12%	2.12%	2.00%	N/A	N/A	N/A
Annual benefit increase rate	N/A	N/A	N/A	0%	0%	0%
A.Corresponds to the group’s defined-benefit obligationsSpecifically, the most significant actuarial assumptions used in the calculations were as follows:

	2024	2023	2022
Annual discount rate	5.54%	4.63%	4.88%
Mortality tables	The S3 Middle tables weighted at 84% of the CMI_2023 projection with an initial addition of 0.25%, smoothing parameter 7 and improving 1.25%.	The S3 Middle tables weighted at 84% of the CMI_2022 projection with an initial addition of 0.25%, smoothing parameter 7 and improving 1.25%.	The S3 Middle tables weighted at 84% of the CMI_2021 projection with an initial addition of 0.25%, smoothing parameter 7 and improving 1.25%.
Cumulative annual CPI growth	3.11%	3.02%	3.11%
Annual salary increase rate	1.00%	1.00%	1.00%
Annual pension increase rate	3.04%	2.96%	2.98%

Disclosure of expected rate of return assumptions
The fair value of insurance contracts was determined as the present value of the related payment obligations, taking into account the following assumptions:

	Post-employment plans			Other similar obligations
	2024	2023	2022	2024	2023	2022
Expected rate of return on plan assets	3.00%	3.35%	3.80%	3.00%	3.35%	3.80%
Expected rate of return on reimbursement rights	3.00%	3.35%	3.80%	N/A	N/A	N/A

Schedule of funding status of the defined benefit obligations
The funding status of the defined benefit obligations in 2024 and the two preceding years is as follows:

EUR million
	Post-employment plans			Other similar obligations
	2024	2023	2022	2024	2023	2022
Present value of the obligations
To current employees	18	21	25	—	—	—
Vested obligations to retired employees	1,829	1,917	2,005	—	—	—
To pre-retirees employees	—	—	—	844	812	892
Long-service bonuses and other benefits	—	—	—	13	12	11
Other	52	49	46	—	—	—
	1,899	1,987	2,076	857	824	903
Less - Fair value of plan assets	1,234	1,235	861	5	7	8
Provisions - Provisions for pensions	665	752	1,215	852	817	895
Of which:
Internal provisions for pensions	593	677	1,141	852	817	895
Net pension assets	(6)	(14)	(24)	—	—	—
Insurance contracts linked to pensions (note 14)	81	93	104	—	—	—
Unrecognised net assets for pensions	(3)	(4)	(6)	—	—	—
The funding status of the defined benefit obligations in 2024 and the two preceding years is as follows:

EUR million
	2024	2023	2022
Present value of the obligations	8,898	9,451	8,982
Less-
Fair value of plan assets	9,400	10,208	10,152
Provisions - Provisions for pensions	(502)	(757)	(1,170)
Of which:
Internal provisions for pensions	28	76	29
Net assets for pensions	(530)	(833)	(1,199)
The funding status of the obligations similar to post-employment benefits and other long-term benefits in 2024 and the two preceding years is as follows:

EUR million
	2024	Of which business in Brazil	2023	2022
Present value of the obligations	6,903	4,465	8,485	7,578
Less-
Of which: with a charge to the participants	157	157	114	107
Fair value of plan assets	6,502	4,849	7,787	7,321
Provisions - Provisions for pensions	244	(541)	584	150
Of which:
Internal provisions for pensions	1,084	211	1,434	1,166
Net assets for pensions	(141)	(53)	(154)	(122)
Unrecognised net assets for pensions	(699)	(699)	(696)	(894)

Schedule of defined benefit obligation expenses recognized in the consolidated income statements
The amounts recognised in the consolidated income statements in relation to the aforementioned defined benefit obligations are as follows:

EUR million
	Post-employment plans			Other similar obligations
	2024	2023	2022	2024	2023	2022
Current service cost	3	2	3	1	1	1
Interest cost (net)	28	42	48	25	30	25
Expected return on insurance contracts linked to pensions	(3)	(4)	(4)	—	—	—
Provisions or reversion of provisions
Actuarial (gains)/losses recognised in the year	—	—	—	—	7	(67)
Past service cost	3	2	2	—	13	—
Pre-retirement cost	—	—	—	303	160	92
OtherA	(10)	(1)	(8)	(4)	(1)	—
	21	41	41	325	210	51
A.Including reduction/settlement effect
The amounts recognised in the consolidated income statements in relation to the aforementioned defined benefit obligations are as follows:

EUR million
	2024	2023	2022
Current service cost	13	14	30
Interest cost (net)	(40)	(62)	(37)
Provisions or reversal of provisions, net
Cost of services provided	—	—	—
Others	—	—	—
	(27)	(48)	(7)
The amounts recognised in the consolidated income statements in relation to these obligations are as follows:

EUR million
	2024	2023	2022
Current service cost	29	25	31
Interest cost (net)	93	84	64
Provisions or reversion of provisions
(Actuarial gains)/losses recognised in the year	28	23	8
Past service cost	2	1	8
Pre-retirement cost	—	—	—
Other	(10)	(3)	(3)
	142	130	108

Schedule of status and changes of the defined benefit obligations
The changes in the present value of the accrued defined benefit obligations were as follows:

EUR million
	Post-employment plans			Other similar obligations
	2024	2023	2022	2024	2023	2022
Present value of the obligations at beginning of year	1,987	2,076	2,891	824	903	1,198
Incorporation of Group companies, net	—	—	—	—	—	—
Current service cost	3	2	3	1	1	1
Interest cost	71	82	78	25	30	25
Pre-retirement cost	—	—	—	303	160	92
Effect of curtailment/settlement	(10)	(1)	(8)	(4)	(1)	—
Benefits paid	(203)	(210)	(258)	(292)	(290)	(346)
Benefits paid due to settlements	(2)	—	—	—	—	—
Past service cost	3	2	2	—	13	—
Actuarial (gains)/losses	45	37	(631)	—	7	(68)
Demographic actuarial (gains)/losses	—	(2)	2	(1)	—	(5)
Financial actuarial (gains)/losses	45	39	(633)	1	7	(63)
Exchange differences and other items	5	(1)	(1)	—	1	1
Present value of the obligations at end of year	1,899	1,987	2,076	857	824	903
The changes in the present value of the accrued defined benefit obligations were as follows:

EUR million
	2024	2023	2022
Present value of the obligations at beginning of year	9,451	8,982	15,392
Net incorporation of companies into the Group	—	(28)	—
Current service cost	13	14	30
Interest cost	438	436	283
Benefits paid	(465)	(428)	(487)
Benefits paid by settlements	—	(9)	—
Contributions made by employees	7	6	9
Past service cost	—	—	—
Actuarial (gains)/losses	(965)	281	(5,660)
Demographic actuarial (gains)/losses	(133)	(59)	(144)
Financial actuarial (gains)/losses	(832)	340	(5,516)
Exchange differences and other items	419	197	(585)
Present value of the obligations at end of year	8,898	9,451	8,982
The changes in the present value of the accrued obligations were as follows:

EUR million
	2024	2023	2022
Present value of the obligations at beginning of year	8,485	7,578	8,018
Incorporation of Group companies, net	—	(20)	—
Current service cost	29	25	31
Interest cost	579	600	546
Pre-retirement cost	—	—	—
Effect of curtailment/settlement	(10)	(2)	(3)
Benefits paid	(1,113)	(730)	(653)
Benefits paid due to settlements	(20)	(2)	(179)
Contributions made by employees	4	3	5
Past service cost	2	1	8
Actuarial (gains)/losses	(191)	697	(876)
Demographic actuarial (gains)/losses	(1)	40	5
Financial actuarial (gains)/losses	(190)	657	(881)
Exchange differences and other items	(862)	335	681
Present value of the obligations at end of year	6,903	8,485	7,578

Schedule of changes in fair value of plan assets
The changes in the fair value of plan assets and of insurance contracts linked to pensions were as follows:

Plan Assets
EUR million
	Post-employment plans			Other similar obligations
	2024	2023	2022	2024	2023	2022
Fair value of plan assets at beginning of year	1,235	861	1,217	7	8	10
Incorporation of Group companies, net	—	—	—	—	—	—
Expected return on plan assets	43	40	30	—	—	—
Gains/(losses) on settlements	—	—	—	—	—	—
Benefits paid	(124)	(89)	(78)	(2)	(2)	(2)
Contributions/(surrenders)	58	409	2	—	—	—
Actuarial gains/(losses)	27	25	(303)	—	—	(1)
Exchange differences and other items	(5)	(11)	(7)	—	1	1
Fair value of plan assets at end of year	1,234	1,235	861	5	7	8
The changes in the fair value of the plan assets were as follows:

EUR million
	2024	2023	2022
Fair value of plan assets at beginning of year	10,208	10,152	17,244
Net incorporation of companies into the Group	—	(41)	—
Expected return on plan assets	478	498	320
Benefits paid	(465)	(434)	(487)
Contributions	182	225	262
Actuarial gains/(losses)	(1,440)	(406)	(6,517)
Exchange differences and other items	437	214	(670)
Fair value of plan assets at end of year	9,400	10,208	10,152
The changes in the fair value of the plan assets were as follows:

EUR million
	2024	2023	2022
Fair value of plan assets at beginning of year	7,787	7,321	7,167
Incorporation of Group companies, net	—	(16)	—
Expected return on plan assets	551	588	570
Benefits paid	(1,022)	(644)	(766)
Contributions	477	124	198
Actuarial gains/(losses)	(304)	110	(498)
Exchange differences and other items	(987)	304	650
Fair value of plan assets at end of year	6,502	7,787	7,321

Schedule of insurance contracts linked to pensions

Insurance Contracts linked to pensions
EUR million
	Post-employment plans			Other similar obligations
	2024	2023	2022	2024	2023	2022
Fair value of insurance contracts linked to pensions at beginning of year	93	104	149	—	—	—
Incorporation of Group companies, net	—	—	—	—	—	—
Expected return on insurance contracts linked to pensions	3	4	4	—	—	—
Benefits paid	(13)	(15)	(16)	—	—	—
Paid premiums	—	—	—	—	—	—
Actuarial gains/(losses)	(2)	—	(33)	—	—	—
Fair value of insurance contracts linked to pensions at end of year	81	93	104	—	—	—

Schedule of maturity of estimated benefits payments
The following table shows the estimated benefits payable at 31 December 2024 for the next ten years:

EUR million
2025	446
2026	393
2027	332
2028	277
2029	227
2030 to 2034	726
The following table shows the estimated benefits payable at 31 December 2024 for the next ten years:

EUR million
2025	577
2026	489
2027	511
2028	535
2029	558
2030 to 2034	2,939
The following table shows the estimated benefits payable at 31 December 2024 for the next ten years:

EUR million
2025	614
2026	604
2027	594
2028	600
2029	611
2030 to 2034	3,067

Schedule of main categories of plan assets
The main categories of plan assets as a percentage of total plan assets are as follows:

	2024	2023	2022
Equity instruments	—	—	—
Debt instruments	66%	62%	51%
Properties	14%	12%	13%
Other	20%	26%	36%
The main categories of plan assets as a percentage of total plan assets are as follows:

	2024	2023	2022
Equity instruments	13%	11%	11%
Debt instruments	79%	83%	83%
Properties	1%	1%	1%
Other	7%	5%	5%

Schedule of other provisions by geographical area and by type of provision
The detail, by geographical area, of Provisions for taxes and other legal contingencies and Other provisions is as follows:

EUR million
	2024	2023	2022
Recognised by Spanish companies	1,924	1,921	1,768
Recognised by other EU companies	694	433	328
Recognised by other companies	2,433	2,280	1,977
Of which:
Brazil	1,445	1,618	1,243
United Kingdom A	654	373	345
	5,051	4,634	4,073
A.Of which GBP 293 million (EUR 353.3 million) correspond to the Financial Conduct Authority (FCA) review of the Vehicle Finance Market as detailed in note 25.e.ii.
The types of provision were determined by grouping together items of a similar nature:

EUR million
	2024	2023	2022
Provisions for taxes	727	745	679
Provisions for employment-related proceedings (Brazil)	458	611	301
Provisions for other legal proceedings	1,532	1,359	1,094
Provision for customer remediation	1,001	454	349
Provision for restructuring	589	596	641
Other	744	869	1,009
	5,051	4,634	4,073